UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-00116

The Investment Company of America

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: December 31

Date of reporting period: September 30, 2014

Michael W. Stockton

The Investment Company of America

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

Copies to:

Eric A. S. Richards

O’Melveny & Myers LLP

400 South Hope Street, 10th Floor

Los Angeles, California 90071

(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

The Investment Company of America®
Investment portfolio
September 30, 2014
unaudited
Common stocks 94.99% Energy 10.07%	Shares	Value (000)
Apache Corp.	2,150,000	$201,820
Baker Hughes Inc.	11,549,350	751,401
BG Group PLC	7,177,000	132,639
BP PLC	107,740,000	792,008
Cabot Oil & Gas Corp.	15,284,000	499,634
Canadian Natural Resources, Ltd.	14,835,000	576,339
Chesapeake Energy Corp.	10,500,000	241,395
Chevron Corp.	1,516,000	180,889
ConocoPhillips	6,250,000	478,250
Devon Energy Corp.	3,375,000	230,107
Eni SpA	14,657,000	349,331
EOG Resources, Inc.	5,744,400	568,810
Exxon Mobil Corp.	843,000	79,284
Halliburton Co.	3,464,576	223,500
Kinder Morgan, Inc.	8,115,000	311,129
Royal Dutch Shell PLC, Class A (ADR)	8,623,700	656,522
Royal Dutch Shell PLC, Class B	9,250,000	365,444
Schlumberger Ltd.	5,087,999	517,399
Southwestern Energy Co.[1]	3,777,700	132,031
Suncor Energy Inc.	4,820,000	174,432
		7,462,364
Materials 3.03%
ArcelorMittal	7,540,000	103,805
Barrick Gold Corp.	1,725,000	25,288
Dow Chemical Co.	15,955,000	836,680
International Flavors & Fragrances Inc.	2,372,500	227,475
Newmont Mining Corp.	1,375,000	31,694
Praxair, Inc.	4,901,500	632,293
Rio Tinto PLC	4,957,000	243,613
United States Steel Corp.	3,715,000	145,517
		2,246,365
Industrials 9.92%
Caterpillar Inc.	3,671,100	363,549
CSX Corp.	31,155,771	998,854
Cummins Inc.	3,160,000	417,057
Danaher Corp.	2,000,000	151,960
Dover Corp.	643,768	51,714
Emerson Electric Co.	2,130,000	133,295
General Dynamics Corp.	14,187,800	1,803,128
General Electric Co.	21,875,000	560,437
Illinois Tool Works Inc.	6,400,000	540,288
Lockheed Martin Corp.	1,000,000	182,780
PACCAR Inc	1,025,000	58,297
R.R. Donnelley & Sons Co.	7,537,448	124,066
Rockwell Automation	435,700	47,875
The Investment Company of America — Page 1 of 7

unaudited
Common stocks Industrials (continued)	Shares	Value (000)
Schneider Electric SE	4,168,000	$320,075
Textron Inc.	5,769,000	207,626
Union Pacific Corp.	4,887,800	529,935
United Parcel Service, Inc., Class B	1,700,000	167,093
United Technologies Corp.	3,046,852	321,748
Waste Management, Inc.	7,900,000	375,487
		7,355,264
Consumer discretionary 9.68%
Amazon.com, Inc.[1]	3,333,000	1,074,692
Comcast Corp., Class A	10,593,400	569,713
Comcast Corp., Class A, special nonvoting shares	6,000,000	321,000
DIRECTV[1]	1,026,604	88,822
Ford Motor Co.	9,500,000	140,505
General Motors Co.	19,018,309	607,445
Hasbro, Inc.	6,005,000	330,245
Home Depot, Inc.	11,250,000	1,032,075
Johnson Controls, Inc.	20,900,400	919,617
Kohl’s Corp.	2,794,000	170,518
Las Vegas Sands Corp.	5,481,000	340,973
News Corp., Class A1	1,860,000	30,411
NIKE, Inc., Class B	3,550,200	316,678
Nissan Motor Co., Ltd.	6,045,000	58,920
Time Warner Inc.	8,104,000	609,502
Twenty-First Century Fox, Inc., Class A	6,944,700	238,134
Wynn Resorts, Ltd.	1,731,300	323,892
		7,173,142
Consumer staples 10.19%
Altria Group, Inc.	35,942,600	1,651,203
Anheuser-Busch InBev NV	1,008,000	112,190
Coca-Cola Co.	17,366,600	740,859
ConAgra Foods, Inc.	11,443,873	378,106
General Mills, Inc.	3,920,000	197,764
Kellogg Co.	1,000,000	61,600
Kraft Foods Group, Inc.	6,124,722	345,434
Mead Johnson Nutrition Co.	3,730,000	358,901
Mondelez International, Inc.	11,825,000	405,184
PepsiCo, Inc.	5,220,000	485,930
Philip Morris International Inc.	24,967,000	2,082,248
Procter & Gamble Co.	2,165,000	181,297
Reynolds American Inc.	1,771,479	104,517
SABMiller PLC	4,195,423	233,152
Unilever NV, depository receipts	5,352,173	213,145
		7,551,530
The Investment Company of America — Page 2 of 7

unaudited
Common stocks Health care 16.31%	Shares	Value (000)
Abbott Laboratories	6,635,000	$275,950
AbbVie Inc.	27,805,000	1,606,017
Aetna Inc.	1,990,000	161,190
Alexion Pharmaceuticals, Inc.[1]	3,207,000	531,785
Amgen Inc.	22,570,703	3,170,281
Bayer AG	4,031,500	564,701
Biogen Idec Inc.[1]	500,000	165,405
Gilead Sciences, Inc.[1]	30,277,200	3,223,008
Humana Inc.	2,159,197	281,322
Johnson & Johnson	600,000	63,954
Merck & Co., Inc.	2,800,000	165,984
Novartis AG	4,345,000	410,288
Novartis AG (ADR)	256,556	24,150
St. Jude Medical, Inc.	2,271,000	136,555
Stryker Corp.	4,488,960	362,483
Teva Pharmaceutical Industries Ltd. (ADR)	4,100,000	220,375
Thermo Fisher Scientific Inc.	1,212,000	147,500
UnitedHealth Group Inc.	6,681,123	576,247
		12,087,195
Financials 4.80%
American International Group, Inc.	10,953,000	591,681
Barclays PLC	74,200,000	273,598
Berkshire Hathaway Inc., Class B1	1,335,000	184,417
Citigroup Inc.	4,950,000	256,509
Credit Suisse Group AG	12,685,937	351,730
Goldman Sachs Group, Inc.	2,191,000	402,202
HSBC Holdings PLC (ADR)	1,529,416	77,817
HSBC Holdings PLC	4,869,240	203,096
JPMorgan Chase & Co.	7,465,000	449,692
Prudential Financial, Inc.	985,446	86,660
Prudential PLC	7,470,000	166,633
Société Générale	3,432,877	175,257
U.S. Bancorp	8,165,000	341,542
		3,560,834
Information technology 17.42%
Accenture PLC, Class A	8,646,460	703,130
Adobe Systems Inc.[1]	3,130,000	216,565
Apple Inc.	18,717,100	1,885,748
ASML Holding NV	5,350,000	532,612
Automatic Data Processing, Inc.	3,323,043	276,078
Avago Technologies Ltd.	4,000,000	348,000
Broadcom Corp., Class A	22,262,890	899,866
Google Inc., Class A1	1,384,580	814,701
Google Inc., Class C1	1,383,580	798,824
Hewlett-Packard Co.	7,700,000	273,119
Intel Corp.	4,840,000	168,529
International Business Machines Corp.	1,324,741	251,476
Intuit Inc.	1,950,000	170,917
KLA-Tencor Corp.	6,026,900	474,799
Linear Technology Corp.	2,000,000	88,780
Maxim Integrated Products, Inc.	2,757,700	83,393
Microsoft Corp.	19,357,100	897,395
Motorola Solutions, Inc.	1,842,396	116,587
The Investment Company of America — Page 3 of 7

unaudited
Common stocks Information technology (continued)	Shares	Value (000)
Murata Manufacturing Co., Ltd.	838,000	$95,280
Nintendo Co., Ltd.	470,000	51,125
Oracle Corp.	41,432,300	1,586,028
Samsung Electronics Co. Ltd.	258,000	289,478
Texas Instruments Inc.	27,675,773	1,319,858
Western Union Co.[2]	35,700,000	572,628
		12,914,916
Telecommunication services 5.24%
AT&T Inc.	10,000,000	352,400
CenturyLink, Inc.	19,299,502	789,156
SoftBank Corp.	4,572,000	320,530
Verizon Communications Inc.	48,402,798	2,419,656
		3,881,742
Utilities 3.41%
Dominion Resources, Inc.	5,623,824	388,550
Exelon Corp.	28,567,600	973,869
FirstEnergy Corp.	12,495,025	419,458
NextEra Energy, Inc.	300,000	28,164
NRG Energy, Inc.	15,849,118	483,081
Sempra Energy	2,210,000	232,890
		2,526,012
Miscellaneous 4.92%
Other common stocks in initial period of acquisition		3,651,344
Total common stocks (cost: $44,669,136,000)		70,410,708
Bonds, notes & other debt instruments 0.06% U.S. Treasury bonds & notes 0.03% U.S. Treasury 0.03%	Principal amount (000)
U.S. Treasury 0.25% 2015	$22,000	22,029
U.S. Treasury 4.25% 2015	4,000	4,144
		26,173
Corporate bonds & notes 0.03% Financials 0.03%
JPMorgan Chase & Co., Series I, junior subordinated 7.90% (undated)[3]	17,786	19,396
Total bonds, notes & other debt instruments (cost: $41,723,000)		45,569
Short-term securities 4.82%
Abbott Laboratories 0.10% due 11/10/2014—11/12/2014[4]	58,600	58,596
CAFCO, LLC 0.23% due 3/16/2015	50,000	49,946
Chariot Funding, LLC 0.25%—0.27% due 2/25/2015—3/2/2015[4]	50,000	49,957
Chevron Corp. 0.09%—0.12% due 11/18/2014—1/20/2015[4]	100,500	100,462
Coca-Cola Co. 0.11%—0.17% due 10/21/2014—12/1/2014[4]	108,000	107,990
Fannie Mae 0.05%—0.16% due 11/12/2014—6/1/2015	355,200	355,155
Federal Farm Credit Banks 0.08%—0.13% due 12/12/2014—8/27/2015	225,000	224,890
Federal Home Loan Bank 0.03%—0.17% due 10/8/2014—7/31/2015	1,342,000	1,341,890
Freddie Mac 0.06%—0.17% due 10/2/2014—7/9/2015	670,475	670,404
General Electric Capital Corp 0.13%—0.16% due 12/12/2014—12/18/2014	140,100	140,072
The Investment Company of America — Page 4 of 7

unaudited
Short-term securities	Principal amount (000)	Value (000)
General Electric Co. 0.06% due 10/1/2014	$1,300	$1,300
Honeywell International Inc. 0.12% due 10/27/2014[4]	50,000	49,997
IBM Corp. 0.08%—0.10% due 10/1/2014—12/9/2014[4]	46,200	46,198
Jupiter Securitization Co., LLC 0.25%—0.27% due 3/4/2015—4/27/2015[4]	65,000	64,914
Medtronic Inc. 0.09% due 10/7/2014[4]	20,900	20,900
Merck & Co. Inc. 0.08% due 10/6/2014[4]	26,200	26,200
National Rural Utilities Cooperative Finance Corp. 0.08% due 10/6/2014	20,000	20,000
Private Export Funding Corp. 0.26% due 1/20/2015[4]	38,900	38,883
Procter & Gamble Co. 0.12% due 11/4/2014—12/16/2014[4]	55,500	55,492
United Parcel Service Inc. 0.12% due 10/1/2014—10/2/2014[4]	101,000	101,000
Wells Fargo & Co. 0.14% due 10/20/2014	50,000	49,997
Total short-term securities (cost: $3,573,824,000)		3,574,243
Total investment securities 99.87% (cost: $48,284,683,000)		74,030,520
Other assets less liabilities 0.13%		94,629
Net assets 100.00%		74,125,149
As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.
Investments in affiliates

A company is an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. Further details on these holdings and related transactions during the nine months ended September 30, 2014, appear below.
	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliates at 9/30/2014 (000)
Western Union Co.	35,700,000	—	—	35,700,000	$13,388	$572,628
NRG Energy, Inc.[5]	12,723,600	6,786,400	3,660,882	15,849,118	7,280	—
					$20,668	$572,628

[1]	Security did not produce income during the last 12 months.
[2]	Represents an affiliated company as defined under the Investment Company Act of 1940.
[3]	Coupon rate may change periodically.
[4]	Acquired in a transaction exempt from registration under Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $720,590,000, which represented .97% of the net assets of the fund.
[5]	Unaffiliated issuer at 9/30/2014.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. generally accepted accounting principles. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
The Investment Company of America — Page 5 of 7

unaudited
Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.
The Investment Company of America — Page 6 of 7

unaudited
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of September 30, 2014 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Energy	$7,462,364	$—	$—	$7,462,364
Materials	2,246,365	—	—	2,246,365
Industrials	7,355,264	—	—	7,355,264
Consumer discretionary	7,173,142	—	—	7,173,142
Consumer staples	7,551,530	—	—	7,551,530
Health care	12,087,195	—	—	12,087,195
Financials	3,560,834	—	—	3,560,834
Information technology	12,914,916	—	—	12,914,916
Telecommunication services	3,881,742	—	—	3,881,742
Utilities	2,526,012	—	—	2,526,012
Miscellaneous	3,651,344	—	—	3,651,344
Bonds, notes & other debt instruments	—	45,569	—	45,569
Short-term securities	—	3,574,243	—	3,574,243
Total	$70,410,708	$3,619,812	$—	$74,030,520
Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$26,461,240
Gross unrealized depreciation on investment securities	(729,694)
Net unrealized appreciation on investment securities	25,731,546
Cost of investment securities	48,298,975

Key to abbreviation
ADR = American Depositary Receipts
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.
MFGEFPX-004-1114O-S42225	The Investment Company of America — Page 7 of 7

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE INVESTMENT COMPANY OF AMERICA

By /s/ James B. Lovelace
James B. Lovelace, Vice Chairman and Principal Executive Officer

Date: November 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ James B. Lovelace
James B. Lovelace, Vice Chairman and Principal Executive Officer

Date: November 28, 2014

By /s/ Brian D. Bullard
Brian D. Bullard, Treasurer and Principal Financial Officer

Date: November 28, 2014